Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 03, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Intangible assets amortization period			10 years
Impairment of intangible assets			$ 0
Advertising expense			144,777,000	$ 102,770,000	$ 149,814,000
Valuation allowance			42,584,000	45,526,000	46,189,000	$ 45,969,000
Payment for liquidated damages			$ 125,000,000
Minimum agreement term			7 years
Stock issuance costs			$ 21,530,000	$ 0	$ 2,470,000
Expedia [Member]
Significant Accounting Policies [Line Items]
Security deposit			10,000,000
Sale of common stock	$ 270,000,000	$ 270,000,000
Termination fee		125,000,000	125,000,000
Refund amount on termination of agreement		$ 125,000,000
Fair value of the equity issued			$ 145,000,000
Software Development [Member]
Significant Accounting Policies [Line Items]
Software internally developed amortization period			3 years
Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Cumulative effect of change in accounting principle			$ 37,800,000
Effect of change on net revenue			$ 43,900,000
Merchant Model [Member] | Customer Concentration Risk [Member] | Sales Revenue [Member]
Significant Accounting Policies [Line Items]
Customer concentration risk			80.00%
Agency Model [Member] | Customer Concentration Risk [Member] | Sales Revenue [Member]
Significant Accounting Policies [Line Items]
Customer concentration risk			5.00%
Advertising Revenue [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Customer concentration risk			15.00%